Common Stock (Details Narrative) (USD $)	0 Months Ended				3 Months Ended	12 Months Ended			92 Months Ended
	Feb. 28, 2013	Jan. 02, 2013	Nov. 01, 2012	Nov. 01, 2012	Mar. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013
Equity [Abstract]
Common stock issued during the period, shares	150,000	3,000,000	500,000	200,000		975,000
Common stock, per share					$ 0.10	$ 0.10		$ 0.10
Common stock issued for cash	$ 15,000	$ 300,000	$ 50,000	$ 20,000		$ 97,500
Mineral exploration costs			10,417
Deferred compensation		263,374	39,583	15,834
Consulting fees		$ 36,626		$ 4,166		$ 40,792			$ 74,292